                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888

                   Oppenheimer Institutional Money Market Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 08/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                   Principal
                                                                    Amount           Value
                                                                 ------------   --------------
CERTIFICATES OF DEPOSIT--31.5%
YANKEE CERTIFICATES OF DEPOSIT--31.5%
Bank of Nova Scotia, Houston, TX:
0.23%, 10/21/09                                                  $ 50,000,000   $   50,000,000
0.23%, 10/26/09                                                    62,000,000       62,000,000
0.887%, 9/8/09(1)                                                  50,000,000       50,000,000
0.896%, 9/4/09(1)                                                  50,000,000       50,000,000
0.906%, 9/2/09(1)                                                  50,000,000       50,000,000
0.937%, 9/8/09(1)                                                 100,000,000      100,000,000
BNP Paribas, New York:
0.30%, 11/5/09                                                     35,000,000       35,000,000
0.33%, 9/3/09                                                      85,000,000       85,000,000
0.34%, 9/11/09                                                     50,000,000       50,000,000
0.34%, 9/23/09                                                     62,000,000       62,000,000
0.34%, 10/8/09                                                     30,000,000       30,000,000
Calyon, New York:
0.24%, 9/23/09                                                    100,000,000      100,000,000
0.24%, 9/24/09                                                    100,000,000      100,000,000
0.25%, 9/15/09                                                     28,000,000       28,000,000
Canadian Imperial Bank of Commerce:
0.24%, 9/1/09                                                      50,000,000       50,000,000
0.24%, 9/9/09                                                     100,000,000      100,000,000
0.25%, 9/2/09                                                      75,000,000       75,000,000
Citibank NA, 0.19%, 9/30/09                                        20,900,000       20,900,000
National Australia Bank, New York:
0.31%, 10/1/09                                                     39,500,000       39,500,000
0.35%, 1/7/10                                                      66,000,000       66,000,000
0.36%, 1/4/10                                                      70,000,000       70,000,000
0.37%, 12/1/09                                                    100,000,000      100,000,000
Nordea Bank Finland plc, New York, 0.30%, 10/6/09                  17,500,000       17,500,000
Rabobank Nederland NV, New York:
0.479%, 5/4/10(1)                                                  27,000,000       27,000,000
0.65%, 2/18/10                                                     24,000,000       24,000,000
0.72%, 7/26/10                                                     65,000,000       65,000,000
0.80%, 8/9/10                                                      50,000,000       50,000,000
0.90%, 6/21/10                                                     15,000,000       15,000,000
0.90%, 6/25/10                                                     26,000,000       26,000,000
0.95%, 6/23/10                                                     19,500,000       19,500,000
1.05%, 4/30/10                                                     84,500,000       84,809,120
1.52%, 3/19/10                                                     55,000,000       55,308,265
Royal Bank of Canada, New York, 0.90%, 9/4/09                      50,000,000       50,000,000
Societe Generale, New York:
0.27%, 9/22/09                                                    100,000,000      100,000,000
0.28%, 10/5/09                                                    110,000,000      110,000,000
0.28%, 10/6/09                                                     40,000,000       40,000,000
Toronto Dominion Bank, New York:
0.65%, 2/12/10                                                     50,000,000       50,000,000
0.90%, 9/30/09                                                     43,000,000       43,000,000
1%, 9/28/09                                                        29,200,000       29,200,000
1.47%, 11/12/09                                                    50,000,000       50,000,000
1.50%, 11/3/09                                                     50,000,000       50,000,000


                 1 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                   Principal
                                                                    Amount           Value
                                                                 ------------   --------------
Westpac Banking Corp., New York, 0.32%, 9/29/09                  $100,000,000   $  100,000,000
                                                                                --------------
Total Certificates of Deposit (Cost $2,379,717,385)                              2,379,717,385
DIRECT BANK OBLIGATIONS--15.6%
CBA (Delaware) Finance:
0.24%, 11/30/09                                                    72,000,000       71,956,800
0.27%, 11/23/09                                                    30,000,000       29,981,325
0.28%, 10/23/09                                                    44,000,000       43,982,204
0.32%, 12/4/09                                                     50,000,000       49,958,222
0.35%, 9/18/09                                                     35,000,000       34,994,215
0.35%, 9/21/09                                                    135,500,000      135,473,653
Danske Corp.:
0.24%, 9/22/09(2)                                                  59,000,000       58,991,740
0.25%, 10/21/09(2)                                                 62,500,000       62,478,299
Intesa Funding LLC, 0.19%, 9/21/09                                100,000,000       99,989,444
JPMorgan Chase Bank NA, Nassau, 0.125%, 9/1/09                     74,000,000       74,000,000
National Australia Funding (Delaware), Inc.:
0.28%, 11/3/09                                                     50,000,000       49,975,500
0.30%, 12/2/09(2)                                                   6,800,000        6,794,787
0.30%, 1/5/10(2)                                                   20,000,000       19,979,000
0.35%, 11/2/09(2)                                                  16,000,000       15,990,356
Nordea North America, Inc., 0.25%, 11/19/09                        50,000,000       49,972,569
Societe Generale North America, Inc., 0.25%, 9/21/09                3,600,000        3,599,500
Toronto Dominion Bank, New York, 0.90%, 9/14/09                    50,000,000       50,000,000
Westpac Banking Corp.:
0.32%, 10/1/09(2)                                                  81,700,000       81,678,213
0.33%, 9/17/09(2)                                                 150,000,000      149,978,000
0.33%, 9/18/09(2)                                                  23,000,000       22,996,416
0.35%, 9/4/09(2)                                                   66,000,000       65,998,075
                                                                                --------------
Total Direct Bank Obligations (Cost $1,178,768,318)                              1,178,768,318

BANKER'S ACCEPTANCES--0.7%
Toronto Dominion Bank, New York, 1.40%, 3/5/10
(Cost $50,000,000)                                                 50,000,000       50,000,000
SHORT-TERM NOTES--50.7%
COMMERCIAL BANKS--0.7%
JPMorgan Chase Funding, Inc., 0.26%, 11/20/09                      50,000,000       49,971,111
DIVERSIFIED FINANCIAL SERVICES--4.3%
General Electric Capital Corp., 0.30%, 10/20/09                    20,000,000       19,991,833
General Electric Capital Services:
0.26%, 11/27/09                                                    22,000,000       21,986,177
0.31%, 10/23/09                                                   100,000,000       99,955,222
0.31%, 10/26/09                                                    50,000,000       49,976,319
General Electric Co., 0.32%, 9/25/09                              130,000,000      129,972,267
                                                                                --------------
                                                                                   321,881,818
FOOD PRODUCTS--3.2%
Nestle Capital Corp.:
0.50%, 3/15/10(2)                                                 178,200,000      177,683,115


                 2 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                   Principal
                                                                    Amount           Value
                                                                 ------------   --------------
0.51%, 3/16/10(2)                                                $ 61,500,000   $   61,327,874
                                                                                --------------
                                                                                   239,010,989
INSURANCE--0.7%
MetLife Funding, Inc.:
0.21%, 9/25/09                                                     32,107,000       32,102,505
0.25%, 9/16/09                                                     25,027,000       25,024,393
                                                                                --------------
                                                                                    57,126,898
LEASING & FACTORING--1.7%
American Honda Finance Corp., 0.763%, 9/18/09(1, 3)                50,000,000       50,000,000
Toyota Motor Credit Corp., 0.26%, 12/2/09                          80,000,000       79,946,844
                                                                                --------------
                                                                                   129,946,844
MUNICIPAL--3.6%
Berks Cnty. Industrial Development Revenue Bonds,
   Lebanon Valley Mall Project, 0.55%, 9/2/09(1)                    3,300,000        3,300,000
Bloomingdale Life Time Fitness LLC Revenue Bonds, Series
   2000, 0.82%, 9/1/09(1)                                           6,450,000        6,450,000
Capital Market Access Co. LC Bonds, Carteret Investment
   Assn. LLC, Series 2008, 0.50%, 9/2/09(1)                         7,605,000        7,605,000
Capital Market Access Co. LC Bonds, HST
   Building Investment LLC Project, Series 2008, 0.50%,
   9/1/09(1)                                                        6,425,000        6,425,000
Carenet Health Systems & Service, Inc. Nts., Series 1999,
   0.45%, 9/1/09(1)                                                 4,750,000        4,750,000
Charlotte, NC Certificates of Participation, NASCAR Hall of
   Fame Facilities, Series 09D, 0.45%, 9/1/09(1)                   25,000,000       25,000,000
Cobb Cnty., GA Development Authority Revenue Bonds,
   Presbyterian Village, Austell, Inc., 0.55%, 9/1/09(1)            3,420,000        3,420,000
Easton, MD Development Bonds, William Hill Manor
   Facility, Series 2009B, 0.55%, 9/1/09(1)                         4,145,000        4,145,000
Everett Clinic (The), Bonds, Series 2002, 0.48%, 9/1/09(1)         11,600,000       11,600,000
Great Falls Clinic LLP, Series 06, 0.48%, 9/1/09(1)                21,910,000       21,910,000
Las Vegas, NV Economic Development Revenue Bonds, Keep
   Memory Alive Project, Series 2007B, 0.31%, 9/1/09(1)             5,400,000        5,400,000
Macon-Bibb Cnty. Industrial Development Authority
   Revenue Bonds, Bass Pro Outdoor World, Series 2005, 2.36%,
   9/1/09(1)                                                       21,800,000       21,800,000
Midwestern University Foundation Educational Loan
   Revenue Bonds, Series 2009A, 0.50%, 9/1/09(1)                   10,000,000       10,000,000
Nassau Health Care Corp. Bonds, Series 2009A, 0.40%,
   9/1/09(1)                                                        5,000,000        5,000,000
Newport News, VA Economic Development Bonds,
   Newport News Shipbuilding Project, 0.55%, 9/1/09(1)              3,720,000        3,720,000
OH Higher Education Facilities Commision Bonds, Xavier
   University 2008 Project, Series A, 0.35%, 9/1/09(1)             20,480,000       20,480,000
Orange Cnty., FL Industrial Development Authority Revenue
   Bonds, University of Central FL, Inc., Series 2000B, 0.55%,
   9/1/09(1)                                                        4,955,000        4,955,000


                 3 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                   Principal
                                                                    Amount          Value
                                                                 ------------   --------------
Private Colleges & Universities Authority Revenue Bonds,
   Mercer University Project, Series 2006B, 0.65%, 9/1/09(1)     $  7,305,000   $    7,305,000
Roanoke Rapids, NC Music & Entertainment District Special
   Revenue Bonds, Series 2007, 0.45%, 9/1/09(1)                     9,600,000        9,600,000
San Bernardino Cnty., CA Certificates of Participation, Series
   2008A, 0.45%, 9/1/09(1)                                         26,267,000       26,267,000
St. Paul, MN Bonds, River Centre Arena Project, Series 2009A,
   0.40%, 9/1/09(1)                                                19,000,000       19,000,000
Tallahassee Orthopedic Center LC Bonds, Series 2004, 0.60%,
   9/1/09(1)                                                        4,835,000        4,835,000
Tift Cnty. Development Authority Industrial Development
   Revenue Bonds, Heatcraft Refrigeration Products, Series
   2008B, 0.40%, 9/1/09(1)                                          6,700,000        6,700,000
Tuscaloosa Cnty., AL Industrial Development Authority
   Revenue Bonds, Gulf Opportunity Zone Hunt Refining
   Project, Series 2009, 0.60%, 9/1/09(1)                          30,000,000       30,000,000
                                                                                --------------
                                                                                   269,667,000
OIL, GAS & CONSUMABLE FUELS--2.3%
Total Capital Canada, 0.22%, 11/25/09                             173,000,000      172,910,136
PERSONAL PRODUCTS--1.5%
Procter & Gamble International Funding SCA:
0.478%, 5/7/10(1, 2)                                               25,000,000       25,000,000
0.714%, 2/8/10(1, 2)                                               50,000,000       50,000,000
Reckitt Benckiser Treasury Services plc:
0.53%, 9/11/09(2)                                                   5,000,000        4,999,264
0.55%, 9/3/09(2)                                                   37,500,000       37,498,854
                                                                                --------------
                                                                                   117,498,118
PHARMACEUTICALS--2.0%
Roche Holdings, Inc., 1.393%, 2/25/10(1)                          150,000,000      150,000,000
RECEIVABLES FINANCE--23.1%
Barton Capital Corp.:
0.30%, 10/15/09(2)                                                 32,595,000       32,583,049
0.30%, 11/2/09(2)                                                  30,026,000       30,010,487
0.30%, 11/5/09(2)                                                  30,026,000       30,009,736
0.35%, 9/17/09(2)                                                  59,094,000       59,084,808
Chariot Funding LLC:
0.25%, 11/30/09(3)                                                 25,021,000       25,005,362
0.32%, 9/15/09(3)                                                  64,800,000       64,791,936
Fairway Finance Corp.:
0.27%, 11/16/09(2)                                                 68,576,000       68,535,900
0.34%, 10/6/09(2)                                                  45,080,000       45,065,099
0.34%, 10/7/09(2)                                                  43,101,000       43,086,346
0.37%, 9/14/09(2)                                                   4,821,000        4,820,356
0.37%, 9/17/09(2)                                                  25,000,000       24,995,889
0.38%, 9/9/09(2)                                                   69,778,000       69,772,108


                 4 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                  Principal
                                                                    Amount           Value
                                                                 ------------   --------------
Gemini Securitization Corp.:
0.30%, 10/22/09(2)                                               $ 70,000,000   $   69,970,250
0.30%, 11/4/09(2)                                                  45,000,000       44,976,000
0.31%, 10/28/09(2)                                                 97,045,000       96,997,953
0.35%, 9/28/09(2)                                                  10,000,000        9,997,375
0.37%, 9/24/09(2)                                                  80,000,000       79,981,089
0.38%, 9/10/09(2)                                                  47,000,000       46,995,535
Kitty Hawk Funding Corp., 0.27%, 10/20/09(2)                       72,993,000       72,962,977
Legacy Capital LLC:
0.50%, 10/2/09                                                     16,900,000       16,892,724
0.60%, 9/14/09                                                     40,000,000       39,991,333
Lexington Parker Capital Co. LLC:
0.60%, 9/1/09(2)                                                   84,500,000       84,500,000
0.60%, 9/16/09(2)                                                 100,000,000       99,975,000
0.60%, 9/18/09(2)                                                 140,000,000      139,960,333
Mont Blanc Capital Corp., 0.24%, 9/24/09(2)                         6,500,000        6,499,003
Old Line Funding Corp.:
0.265%, 11/24/09(2)                                                20,000,000       19,987,633
0.29%, 11/13/09(2)                                                 67,427,000       67,387,349
0.30%, 11/3/09(2)                                                  25,279,000       25,265,729
0.36%, 9/21/09(2)                                                  30,042,000       30,035,992
Park Avenue Receivables Co. LLC, 0.18%, 9/3/09                     37,000,000       36,999,630
Ranger Funding Co. LLC., 0.30%, 11/2/09(3)                         50,000,000       49,974,167
Thunder Bay Funding LLC:
0.28%, 10/5/09(3)                                                  22,500,000       22,494,050
0.34%, 10/20/09(3)                                                 16,557,000       16,548,436
0.35%, 9/2/09(3)                                                   44,000,000       43,999,572
Yorktown Capital LLC:
0.34%, 10/14/09(2)                                                 50,000,000       49,979,694
0.35%, 9/2/09(2)                                                   26,780,000       26,779,740
0.40%, 9/8/09(2)                                                   53,900,000       53,895,808
                                                                                --------------
                                                                                 1,750,808,448
SPECIAL PURPOSE FINANCIAL--4.5%
FCAR Owner Trust I, 1.05%, 9/1/09                                 263,000,000      263,000,000
Govco, Inc., 0.23%, 9/24/09(2)                                     30,000,000       29,995,592
Ticonderoga Funding LLC, 0.36%, 10/5/09                            50,000,000       49,983,000
                                                                                --------------
                                                                                   342,978,592
U.S. GOVERNMENT OBLIGATIONS--3.1%
Straight-A Funding LLC, Series I:
0.26%, 11/20/09                                                    25,499,000       25,484,267
0.28%, 11/2/09                                                     50,000,000       49,975,889
0.33%, 10/20/09                                                   110,000,000      109,950,590
0.37%, 9/17/09                                                     46,826,000       46,818,300
                                                                                --------------
                                                                                   232,229,046
                                                                                --------------
Total Short-Term Notes (Cost $3,834,029,000)                                     3,834,029,000


                 5 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                   Principal
                                                                    Amount          Value
                                                                 ------------   --------------
U.S. GOVERNMENT AGENCIES--1.5%
Federal Home Loan Bank:
0.83%, 3/12/10(1)                                                $ 66,000,000   $   66,000,000
0.85%, 3/17/10(1)                                                  50,000,000       50,000,000
                                                                                --------------
Total U.S. Government Agencies (Cost $116,000,000)                                 116,000,000

TOTAL INVESTMENTS, AT VALUE (COST $7,558,514,703)                       100.0%   7,558,514,703
OTHER ASSETS NET OF LIABILITIES                                           0.0        2,861,234
                                                                 ------------   --------------
NET ASSETS                                                              100.0%  $7,561,375,937
                                                                 ============   ==============

Footnotes to Statement of Investments

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,305,500,823, or 30.49% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $272,813,523 or 3.61% of the Fund's net assets as of August 31, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of August 31, 2009 based on valuation input level:

                                                                 LEVEL 3--
                             LEVEL 1--         LEVEL 2--       SIGNIFICANT
                            UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                           QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                           -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit         $--          $2,379,717,385        $--        $2,379,717,385
Direct Bank Obligations          --           1,178,768,318         --         1,178,768,318
Banker's Acceptances             --              50,000,000         --            50,000,000
Short-Term Notes                 --           3,834,029,000         --         3,834,029,000
U.S. Government Agencies         --             116,000,000         --           116,000,000
                                ---          --------------        ---        --------------
Total Assets                    $--          $7,558,514,703        $--        $7,558,514,703
                                ---          --------------        ---        --------------


                 6 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.


                 7 | Oppenheimer Institutional Money Market Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/09/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/09/2009


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/09/2009